NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments

December 31, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Large-cap Buyout (28.08%)
BC Partners XI GD - I LP	Primary	07/2021	Europe	$2,482,102	$2,482,680
Boom Co-Invest B, L.P.	Co-Investment	09/2021	North America	4,805,142	4,804,210
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021-10/2021	North America	2,074,577	2,348,600
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	11/2021	North America	1,084,055	1,068,795
KKR Apple Co-Invest L.P.	Co-Investment	09/2021-11/2021	North America	5,173,770	5,173,770
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	1,606,324	1,717,453
KKR Oculus Co-Invest L.P.	Co-Investment	11/2020	North America	2,100,000	2,520,000
KKR Redwood Co-Invest L.P.	Co-Investment	07/2020	North America	1,349,413	1,754,237
Magenta Blocker Aggregator LP (F)	Co-Investment	07/2021-10/2021	North America	2,262,000	2,261,955
NB RR Co-Invest LP	Co-Investment	10/2020-11/2021	North America	4,450,368	5,525,682
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,703,040	5,703,040
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,705,878	5,705,878
RealPage Parent, LP (F)	Co-Investment	04/2021	North America	4,100,000	4,100,000
Silver Lake Partners VI, L.P.	Primary	01/2021-12/2021	North America	3,144,302	4,040,975
Thoma Bravo XIV- A, L.P.	Primary	04/2021-10/2021	North America	6,480,255	6,497,794
TPG Asia VI Digs 1 L.P. (F)	Co-Investment	11/2020	Asia	3,227,764	5,120,000
TPG Jedi CoInvest, L.P.	Co-Investment	07/2020	North America	1,805,102	2,340,000
				57,554,092	63,165,069
Small and Mid-cap Buyout (49.20%)
AAI FG Holdco L.P.	Co-Investment	09/2020	Europe	3,300,000	5,016,000
Advent Global Technology Fund II-C Limited Partnership	Primary	-	North America	14,945	-
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-12/2021	North America	3,118,115	3,362,860
Austin Co-Investment, L.P.2 (F)	Co-Investment	03/2021	North America	1,902,290	5,292,233
BC Partners Galileo (1) L.P.	Secondary	07/2021-11/2021	Europe	5,478,721	5,263,654
Breakaway Co-Investment Holdings LP	Co-Investment	10/2021	Global	2,282,908	2,236,294
Charlesbank Equity Fund X, L.P.	Primary	09/2021-11/2021	North America	2,749,143	2,730,335
CIMI Holdings L.P.	Co-Investment	09/2020	North America	1,700,000	4,930,000
Compass Syndication L.P.	Co-Investment	10/2021-12/2021	North America	1,109,383	1,293,500
Crosspoint Capital Fund I, LP	Primary	04/2021-11/2021	North America	3,827,216	3,988,564
EMK Capital Partners II LP	Primary	09/2021-12/2021	Europe	2,359,832	3,106,227
Ethos Capital Investments A LP	Primary	10/2021-12/2021	North America	2,008,343	2,008,343
Evidence Co-Invest LP	Co-Investment	12/2020-10/2021	Global	3,911,229	3,912,445
Goldeneye Holdings Parent, LP (F)	Co-Investment	07/2021	North America	1,800,000	1,800,000
Greenbriar Equity Fund V, L.P.	Primary	08/2021-11/2021	North America	4,294,719	6,558,881
Highline PPC FT Holdings LLC	Co-Investment	11/2020	North America	2,690,000	2,152,000
Itelyum Co-Investment LP	Co-Investment	09/2021	Europe	5,512,630	5,343,735
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020	North America	801,816	800,000
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-10/2021	North America	334,388	413,319
New Mountain Partners VI, L.P.	Primary	03/2021-12/2021	North America	1,663,392	1,687,056
Nordic Capital X Alpha, L.P.	Primary	05/2021-11/2021	Europe	2,016,004	2,719,108
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02/2021	Europe	2,451,704	2,289,317
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09/2021	Europe	592,534	573,958
Patriot SPV, L.P.	Secondary	03/2021-10/2021	North America	3,395,754	4,604,130
PPC III-A LP	Primary	03/2021-12/2021	North America	6,249,163	7,214,202
Prime Acquisitions Holdco, LP	Co-Investment	08/2021	North America	5,008,333	5,400,000
Riverside Fund V CF-B, L.P.	Secondary	03/2021-11/2021	North America	3,116,675	4,318,983
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020	North America	1,300,000	1,533,810
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020	North America	2,560,000	2,548,509
Tailwind TPRC Investor, LP	Co-Investment	01/2021-09/2021	North America	2,274,591	3,382,223
THL HT Parallel SPV, L.P.	Secondary	12/2020-07/2021	North America	3,798,339	6,762,941
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-11/2021	North America	5,839,333	6,056,353
Thomas H. Lee Parallel Fund IX L.P.	Primary	-	North America	-	-
VSC Precision Medical LLC (F)	Co-Investment	11/2020	North America	1,400,000	1,400,000
				90,861,500	110,698,980
Special Situations (7.16%)
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	1,220,084	1,300,000
Centerbridge Capital Partners IV, L.P.	Primary	12/2021	North America	1,984,873	2,400,000
NS KMS Investment LLC	Co-Investment	11/2020	North America	3,100,000	5,871,180
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021	North America	6,999,999	6,545,228
				13,304,956	16,116,408

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Venture Capital (13.10%)
ACME Fund IV, LP	Primary	12/2021	North America	270,413	270,413
Blackstone Growth L.P.	Primary	01/2021-12/2021	North America	4,619,713	5,108,625
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020	North America	1,855,850	2,385,270
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-12/2021	North America	5,000,000	5,722,309
FV Ace Grades Partners, L.P.	Co-Investment	07/2020	Asia	2,222,510	1,022,374
GGV Capital Fund VIII L.P.	Primary	04/2021-12/2021	North America	2,336,000	2,606,256
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-12/2021	North America	608,000	607,943
Meritech Capital Partners VII L.P.	Primary	11/2020-11/2021	North America	2,100,000	2,660,744
Meritech Capital SPV I L.P.	Co-Investment	05/2021	North America	3,000,000	2,881,175
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	10/2021	Europe	1,811,897	1,811,897
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-11/2021	North America	1,288,896	1,277,039
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-12/2021	North America	2,504,286	3,127,899
				27,617,565	29,481,944
Money Market Fund (3.09%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				6,962,412	6,962,412
				6,962,412	6,962,412

Total Investments (cost $196,300,525) (100.63%)					226,424,813
Other Assets & Liabilities (Net) (-0.63%)					(1,415,784)
Partners' Capital - Net Assets (100.00%)					$225,009,029

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2021 aggregated $196,300,525. Total fair value of illiquid and restricted securities at December 31, 2021 was $226,424,813 or 100.63% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

NB Crossroads Fund VI Holdings LP (the “Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Neuberger Berman Investment Advisers LLC (“Registered Investment Adviser”) and the NB Alternatives Advisers LLC (“Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to an investment, the Sub-Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of December 31, 2021.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$11,481,955	$51,683,114	$63,165,069
Small and Mid-cap Buyout	-	-	13,388,903	97,310,077	110,698,980
Special Situations	-	-	-	16,116,408	16,116,408
Venture	-	-	-	29,481,944	29,481,944
Money Market Fund	6,962,412	-	-	-	6,962,412
Total	$6,962,412	$-	$24,870,858	$194,591,543	$226,424,813

Significant Unobservable Inputs

As of December 31, 2021, the Master Fund had investments valued at $226,424,813. The fair value of investments valued at $194,591,543 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2021.

			Unobservable Inputs
Investments	Fair Value 12/31/21	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]

Large-cap Buyout	$11,481,955	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Small and Mid-cap Buyout	8,492,233	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Small and Mid-cap Buyout	4,896,670	Market Approach	LTM EBITDA	1.1x - 1.2x	1.1x

Total	$24,870,858

1 Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2021, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$11,280,115	$(321,024)

During the period ended December 31, 2021 unrealized appreciation and realized gains from Level 3 investments were $5,315,202 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during period ended December 31, 2021.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2021 is one to ten years, with the possibility of extensions by each of the Underlying Investments.